Restructuring charges - Summary of Activity Related to Accrued Liabilities Associated with Redundancy and Restructuring (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Restructuring Reserve [Roll Forward]
Beginning balance	$ 20.1	$ 46.6
Charge to earnings	5.5	6.5
Cash paid	(13.0)	(33.0)
Non-cash and other	0.1	0.0
Ending balance	12.7	20.1
Employee Termination Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	6.9	31.0
Charge to earnings	2.9	0.4
Cash paid	(7.2)	(24.5)
Non-cash and other	0.4	0.0
Ending balance	3.0	6.9
Facility Exit Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	13.2	15.5
Charge to earnings	2.8	6.0
Cash paid	(5.5)	(8.3)
Non-cash and other	(0.3)	0.0
Ending balance	10.2	13.2
Other Exit Costs [Member]
Restructuring Reserve [Roll Forward]
Beginning balance	0.0	0.1
Charge to earnings	(0.2)	0.1
Cash paid	(0.3)	(0.2)
Non-cash and other	0.0	0.0
Ending balance	$ (0.5)	$ 0.0